Earnings per Unit ("EPU") (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per unit
Profit for the year		$ 115,513	$ 134,745	[1]	$ 99,709	[1]
Profit attributable to Gaslog's operations	[2]	(12,916)	(40,628)		(22,439)
Partnership's profit		102,597	94,117		77,270
Paid and accrued preference unit distributions		(22,498)	(7,749)
Partnership's profit attributable to unitholders		80,099	86,368		77,270
Common units
Earnings per unit
Partnership's profit		75,879	76,347		49,886
Partnership's profit attributable to unitholders		$ 75,879	$ 76,347		$ 49,886
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		42,945,432	36,493,143		22,934,380
Earnings per unit (basic)
Earnings per unit (basic)		$ 1.77	$ 2.09	[1]	$ 2.18	[1]
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		43,034,117	36,547,545		22,963,214
Earnings per unit (diluted)
Earnings per unit (diluted)		$ 1.76	$ 2.09	[1]	$ 2.17	[1]
Subordinated units
Earnings per unit
Partnership's profit			$ 5,085		$ 21,049
Partnership's profit attributable to unitholders	[3]		$ 5,085		$ 21,049
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)	[3]		9,822,358		9,822,358
Earnings per unit (basic)
Earnings per unit (basic)			$ 0.52		$ 2.14
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)	[3]		9,822,358		9,822,358
Earnings per unit (diluted)
Earnings per unit (diluted)			$ 0.52		$ 2.14
General partner units
Earnings per unit
Partnership's profit		$ 1,602	$ 1,728		$ 1,545
Partnership's profit attributable to unitholders		$ 1,602	$ 1,728		$ 1,545
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		876,255	790,819		668,505
Earnings per unit (basic)
Earnings per unit (basic)		$ 1.83	$ 2.18		$ 2.31
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		876,255	790,819		668,505
Earnings per unit (diluted)
Earnings per unit (diluted)		$ 1.83	$ 2.18		$ 2.31
Incentive distribution rights
Earnings per unit
Partnership's profit		$ 2,618	$ 3,208		$ 4,790
Partnership's profit attributable to unitholders	[4]	$ 2,618	$ 3,208		$ 4,790

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).
[2]	Includes profits of: (i) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (ii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iii) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017, (iv) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017, (v) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018 and (vi) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.
[3]	On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of December 31, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended December 31, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.
[4]	Represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the Partnership’s IPO. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement (please refer to Note 5). Based on the nature of such right, earnings attributable to IDRs cannot be allocated on a per unit basis.